Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities	Derivative Instruments and Hedging Activities
The Company uses derivative instruments in accordance with its overall risk management policy.
Foreign Exchange Risk
From time to time, the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies and portions of its foreign currency cash balances with foreign currency forward contracts. As at December 31, 2025, the Company was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Contract Rate(i)	Fair Value / Carrying Amount of Asset (Liability) $	Expected Maturity of Notional Amounts
Currency				2026 $	2027 $
Economic hedges of forecasted expenditures
British Pound Sterling	6,500	0.7569	165	7,913	674
Canadian Dollar	9,700	1.3820	92	6,575	444
			257	14,488	1,118
Economic hedges of foreign currency cash balances
Euro	60,148	0.8498	(47)	70,777	—
(i)Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.
The Company entered into cross currency swaps concurrently with the issuance of its NOK-denominated senior unsecured bonds (see Note 10), and pursuant to these swaps, the Company receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Company’s NOK-denominated bonds due in November 2026, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swaps as at December 31, 2025:

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted-Average Remaining Term (Years)
1,000,000	117,000	NIBOR	4.90%	6.37%	(15,853)	0.9
Interest Rate Risk
The Company enters into interest rate swaps which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on certain of its outstanding floating-rate debt.
As at December 31, 2025, the Company was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)	Fixed Interest Rate (i)
U.S. Dollar-denominated interest rate swaps (ii)	SOFR	614,187	12,699	2.2	1.7%
U.S. Dollar-denominated interest rate swaps (ii)(iii)	SOFR	254,486	16,623	2.9	3.3%
U.S. Dollar-denominated interest rate swaps (iv)(v)(vi)	SOFR	64,635	24,764	0.3	3.0%
			54,086
(i)Excludes an additional amount consisting of the margins and the credit adjustment spreads the Company pays on its floating-rate term loans, which, as at December 31, 2025, ranged from 2.00% to 3.45%.
(ii)Principal amount reduces quarterly.
(iii)These interest rate swaps are subject to mandatory early termination in 2027 and 2029, whereby the swaps will be settled based on their fair value at that time.
(iv)Principal amount reduces monthly.
(v)Forward-starting interest rate swaps with effective start dates ranging from February 2026 to June 2026.
(vi)These interest rate swaps are subject to mandatory early termination in 2026 whereby the swaps will be settled based on their fair value at that time unless otherwise extended (see Note 19e).

As at December 31, 2025, the Company had multiple interest rate swaps, cross currency swaps and foreign currency forward contracts with the same counterparty that are subject to the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these derivative instruments is presented on a gross basis in the Company’s consolidated balance sheets. As at December 31, 2025, these derivative instruments constituted an aggregate fair value asset of $54.5 million (December 31, 2024 – $88.0 million) and an aggregate fair value liability of $2.9 million (December 31, 2024 – $34.4 million). As at December 31, 2025, the Company had $3.8 million (December 31, 2024 – $19.5 million) of cash on deposit as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash – current and long-term on the Company’s consolidated balance sheets.
Credit Risk
The Company is exposed to credit loss in the event of non-performance by the counterparties to its derivative instruments. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, derivative instruments are entered into with different counterparties to reduce concentration risk.
The following table presents the classification and fair value amounts of derivative instruments (none of which are designated as cash flow hedges), segregated by type of contract, on the Company’s consolidated balance sheets.

	Accounts receivable $	Current portion of derivative assets $	Derivative assets $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2025
Interest rate swap agreements	1,471	32,202	20,541	—	128
Foreign currency forward contracts	—	210	—	—	—
Cross currency swap agreements	192	—	—	16,045	—
	1,663	32,412	20,541	16,045	128
As at December 31, 2024
Interest rate swap agreements	2,070	35,042	50,913	—	—
Foreign currency forward contracts	—	—	—	527	—
Cross currency swap agreements	295	642	—	21,756	25,281
	2,365	35,684	50,913	22,283	25,281

Realized and unrealized gains (losses) relating to non-designated interest rate swap agreements and foreign currency forward contracts are recognized in earnings and reported in realized and unrealized (loss) gain on non-designated derivative instruments in the Company’s consolidated statements of income (loss). The effect of the gain (loss) on these derivatives on the Company’s consolidated statements of income (loss) is as follows:

	Year Ended December 31,
	2025 $			2024 $			2023 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	18,690	(33,339)	(14,649)	23,387	32,963	56,350	20,227	3,403	23,630
Foreign currency forward contracts	(599)	737	138	61	(748)	(687)	540	(177)	363
	18,091	(32,602)	(14,511)	23,448	32,215	55,663	20,767	3,226	23,993

Realized and unrealized gains (losses) relating to cross currency swap agreements are recognized in earnings and reported in foreign currency exchange loss in the Company’s consolidated statements of income (loss). The effect of the gain (loss) on these derivatives on the Company's consolidated statements of income (loss) is as follows:

	Year Ended December 31,
	2025 $			2024 $			2023 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	(8,835)	30,350	21,515	4,220	(26,869)	(22,649)	(19,463)	466	(18,997)
For the periods indicated, the following table presents the amounts of losses reclassified from accumulated other comprehensive income (or OCI) to interest expense for interest rate swaps previously dedesignated but for which the hedged forecasted transaction remains probable as cash flow hedges (excluding such agreements in equity-accounted investments):

	Year Ended December 31,
	2025 $	2024 $	2023 $
Amount of loss reclassified from accumulated OCI to interest expense	(598)	(761)	(1,242)